Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of lease liabilities

The Company has leases for manufacturing facilities, office space, and warehouse. The lease liabilities consist of leases of buildings. The leases have been discounted using interest rates between 5.57% - 7.59%.

	December 31,
	2025	2024
	$	$
Balance – Beginning of year	2,310	1,698
Acquisition of Aeterna (note 5)	-	201
Additions	-	992
Interest paid as charged to net loss as other finance costs	136	87
Payment against lease liabilities	(365)	(421)
Modification of lease liability	(47)	(106)
Impact of foreign exchange rate changes	115	(141)
Balances – End of the year	2,149	2,310
Current lease liabilities	215	271
Non-current lease liabilities	1,934	2,039

Summary of future lease payments	Future lease payments as of December 31, 2025, are as follows:
Amount
$
Less than 1 year	335
1 – 3 years	957
4 – 5 years	571
1,863